497(e)
                                                                      333-103199
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AXA Equitable Life Insurance Company
SUPPLEMENT DATED DECEMBER 30, 2005 TO THE MAY 1, 2005 PROSPECTUSES FOR:
INCENTIVE LIFE(SM) '02
PARAMOUNT LIFE
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This supplement modifies certain information in each above-referenced
Prospectus, Supplements to Prospectus and Statement of Additional Information dated May 1, 2005, as previously supplemented to date (together the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

The Waiver of Surrender Charge Upon Tax Law Change Rider, referenced in "More information about policy features and benefits" under "Other benefits you can add by rider," will not be available for policies issued on or after February 1, 2006. All references to this rider throughout the Prospectus should be disregarded.

































              Copyright 2005 AXA Equitable Life Insurance Company
                              All rights reserved

EVM-427 (12/05)                                              Cat #135853 (12/05)
IL '02/Paramount-NEW BIZ                                                  x01194